Property and equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2012	2013	2013
	(In millions)
Land and premises	Rs.10,581.7	Rs.11,622.7	US$	213.2
Software and systems	8,387.6	11,047.5		202.6
Equipment and furniture	35,138.6	41,417.6		759.7

Property and equipment, at cost	54,107.9	64,087.8		1,175.5
Less: Accumulated depreciation	29,147.0	35,109.4		644.0

Property and equipment, net	Rs.24,960.9	Rs.28,978.4	US$	531.5